Statements of Cash Flows (12/31/2014) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014
Cash flow from operating activities
Net loss	$ (32,493)	$ (1,726,337)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	0	416
Stock-based compensation	0	1,012,500
Change in operating assets and liabilities:
Increase (decrease) in accounts receivable	0	(2,224)
Increase (decrease) in prepaids	(1,685)	(1,143)
Increase in other assets	0	(37,502)
Increase (decrease) in related-party payable	0	1,320
Increase in accounts payable	10,000	25,414
Increase in accrued expenses	2,579	50,171
Net cash used in operating activities	(21,599)	(677,385)
Cash flows (used) /provided by investing activities
Purchase of property and equipment	0	(8,403)
Cash acquired in merger between CannaSys and Thermal Tennis	0	35,719
Net cash provided by investing activities	0	27,316
Cash flows from financing activities
Proceeds from the sales of common stock	100,000	1,087,400
Contributed capital	9,988	0
Net cash provided by financing activities	109,988	1,087,400
Net increase in cash	88,389	437,331
Cash at beginning of the period	0	88,389
Cash at end of the period	$ 88,389	$ 525,720
Supplemental Disclosures:
Interest paid
Income taxes paid